Label	Element	Value
Class 1, 1A, & 2 Shares Prospectus | American Funds IS 2020 Target Date Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
American Funds Insurance Series® Target Date Series Prospectus Supplement June 30, 2020 (for prospectuses each dated May 1, 2020)

Class 1, Class 1A, Class 2 and Class 4 shares of:

American Funds® IS 2035 Target Date Fund

American Funds® IS 2030 Target Date Fund

American Funds® IS 2025 Target Date Fund

American Funds® IS 2020 Target Date Fund

American Funds® IS 2015 Target Date Fund

American Funds® IS 2010 Target Date Fund

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds IS 2020 Target Date Fund
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The following language is being added to the end of “Market conditions” in the “Principal risks” section of the prospectus for each of the funds listed above to read as follows:

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Keep this supplement with your prospectus.